Schedule of Provision (Benefit) for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal
State		40,714
Foreign		99,299
Total current taxes		140,013
Federal
State
Foreign	(216,234)	(107,105)
Total deferred taxes	(216,234)	(107,105)
Income tax expense (benefit)	$ (216,234)	$ 32,908